SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Schedule of Subsequent Events
The table below provides the proforma balance sheet assuming the deconsolidation of Cool Co and subsidiaries took place on December 31, 2021:

(in thousands of $)	Consolidated balance sheet of Golar LNG Limited	Deconsolidation of Cool Co and subsidiaries	Proforma consolidated balance sheet of Golar LNG Limited post Cool Co and subsidiaries deconsolidation
ASSETS
Current assets	925,597	145,956	1,071,553
Non-current assets	4,022,698	(1,258,340)	2,764,358
Total assets	4,948,295	(1,112,384)	3,835,911

LIABILITIES AND EQUITY
Current liabilities	(1,307,222)	414,377	(892,845)
Non-current liabilities	(1,463,156)	303,822	(1,159,334)
Total liabilities	(2,770,378)	718,199	(2,052,179)

Equity
Stockholders' equity	(1,730,650)	219,686	(1,510,964)
Non-controlling interests	(447,267)	174,499	(272,768)
Total equity	(2,177,917)	394,185	(1,783,732)
Total liabilities and equity	(4,948,295)	1,112,384	(3,835,911)